ACCOUNTS RECEIVABLE - Accounts receivable of group (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable-trade	$ 152,600	933,758	946,843
Less: Allowance for doubtful accounts	(12,375)	(75,721)	(65,197)
Accounts receivable-net	140,225	858,037	881,646
Movement of allowance for doubtful accounts
Beginning at January 1	(10,655)	(65,197)	(38,602)
Provided during the year	(1,939)	(11,862)	(26,656)
Less: Written off during the year	219	1,338	61
Balance at December 31	$ (12,375)	(75,721)	(65,197)